Description of the Plan (Details) - EBP 004		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Plan amendment, removes the requirement that employees not covered by collective bargaining agreements deferral of eligible pay, percentage	5.00%
Asset transfers into the plan		$ 17,800,000
Participant contribution, maximum annual compensation to total compensation		75.00%
Employer contribution, matching percentage		100.00%
Employer contribution, participant compensation matched		3.00%
Retirement contribution maximum percentage		2.00%
Retirement contribution social security base		2.00%
Employer contribution vesting service period		3 years
Employer contribution, maximum vesting age | yr		65
Participants, plan participants covered by collective bargaining arrangements		1.00%
Participant, benefit payments, mandatory distribution, age | yr		73
Vested value lump sum balance, amount		$ 1,000
Vested value distribution, limit		$ 5,000
Note receivable from participant, account, maximum borrowing, to total account		50.00%
Note receivable from participant, account, maximum borrowing		$ 50,000
Note receivable from participant, account, maximum borrowing period		1 year
Note receivable from participant, loan repayment period		60 months
Forfeited nonvested account		$ 1,600,000	$ 600,000
Forfeited nonvested account, decrease from employer contribution		2,100,000
Maximum
EBP, Description of Plan [Line Items]
Vested value automatic rollover limit		5,000
Minimum
EBP, Description of Plan [Line Items]
Vested value automatic rollover limit		$ 1,000
Next Two Percent Of Eligible Compensation
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage		50.00%
Employer contribution, participant compensation matched		2.00%
Genedata USA Inc. 401(k) Profit Sharing Plan & Trust
EBP, Description of Plan [Line Items]
Asset transfers into the plan		$ 17,700,000